                              NATIONS FUNDS TRUST
                     NATIONS CALIFORNIA MUNICIPAL BOND FUND
                      NATIONS FLORIDA MUNICIPAL BOND FUND
                      NATIONS KANSAS MUNICIPAL INCOME FUND
               NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND
                    NATIONS INTERMEDIATE MUNICIPAL BOND FUND
                   NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND
                       NATIONS GOVERNMENT SECURITIES FUND
                         NATIONS STRATEGIC INCOME FUND
                                PRIMARY A SHARES
                                 (THE "FUNDS")

                         SUPPLEMENT DATED JUNE 30, 2005
               TO THE PROSPECTUS DATED AUGUST 1, 2004, AS AMENDED

     The prospectus for the share class of the Funds is hereby supplemented to reflect the following:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

     The supplemental hypothetical investment information on the following pages provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

NATIONS CALIFORNIA MUNICIPAL BOND FUND -- PRIMARY A SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.60%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.40%            $10,440.00      $ 61.32
       2           10.25%            $11,025.00             8.99%            $10,899.36      $ 64.02
       3           15.76%            $11,576.25            13.79%            $11,378.93      $ 66.83
       4           21.55%            $12,155.06            18.80%            $11,879.60      $ 69.78
       5           27.63%            $12,762.82            24.02%            $12,402.31      $ 72.85
       6           34.01%            $13,400.96            29.48%            $12,948.01      $ 76.05
       7           40.71%            $14,071.00            35.18%            $13,517.72      $ 79.40
       8           47.75%            $14,774.55            41.13%            $14,112.50      $ 82.89
       9           55.13%            $15,513.28            47.33%            $14,733.45      $ 86.54
      10           62.89%            $16,288.95            53.82%            $15,381.72      $ 90.35
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,381.72
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $750.02

NATIONS FLORIDA MUNICIPAL BOND FUND -- PRIMARY A SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.60%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.40%            $10,440.00      $ 61.32
       2           10.25%            $11,025.00              8.99%            $10,899.36      $ 64.02
       3           15.76%            $11,576.25             13.79%            $11,378.93      $ 66.83
       4           21.55%            $12,155.06             18.80%            $11,879.60      $ 69.78
       5           27.63%            $12,762.82             24.02%            $12,402.31      $ 72.85
       6           34.01%            $13,400.96             29.48%            $12,948.01      $ 76.05
       7           40.71%            $14,071.00             35.18%            $13,517.72      $ 79.40
       8           47.75%            $14,774.55             41.13%            $14,112.50      $ 82.89
       9           55.13%            $15,513.28             47.33%            $14,733.45      $ 86.54
      10           62.89%            $16,288.95             53.82%            $15,381.72      $ 90.35
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,381.72
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $750.02

NATIONS KANSAS MUNICIPAL INCOME FUND -- PRIMARY A SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.60%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.40%            $10,440.00      $ 61.32
       2           10.25%            $11,025.00              8.99%            $10,899.36      $ 64.02
       3           15.76%            $11,576.25             13.79%            $11,378.93      $ 66.83
       4           21.55%            $12,155.06             18.80%            $11,879.60      $ 69.78
       5           27.63%            $12,762.82             24.02%            $12,402.31      $ 72.85
       6           34.01%            $13,400.96             29.48%            $12,948.01      $ 76.05
       7           40.71%            $14,071.00             35.18%            $13,517.72      $ 79.40
       8           47.75%            $14,774.55             41.13%            $14,112.50      $ 82.89
       9           55.13%            $15,513.28             47.33%            $14,733.45      $ 86.54
      10           62.89%            $16,288.95             53.82%            $15,381.72      $ 90.35
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,381.72
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $750.02

NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND -- PRIMARY A SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.50%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.50%            $10,450.00      $ 51.13
       2           10.25%            $11,025.00              9.20%            $10,920.25      $ 53.43
       3           15.76%            $11,576.25             14.12%            $11,411.66      $ 55.83
       4           21.55%            $12,155.06             19.25%            $11,925.19      $ 58.34
       5           27.63%            $12,762.82             24.62%            $12,461.82      $ 60.97
       6           34.01%            $13,400.96             30.23%            $13,022.60      $ 63.71
       7           40.71%            $14,071.00             36.09%            $13,608.62      $ 66.58
       8           47.75%            $14,774.55             42.21%            $14,221.01      $ 69.57
       9           55.13%            $15,513.28             48.61%            $14,860.95      $ 72.70
      10           62.89%            $16,288.95             55.30%            $15,529.69      $ 75.98
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,529.69
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $628.23

NATIONS INTERMEDIATE MUNICIPAL BOND FUND -- PRIMARY A SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.50%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.50%            $10,450.00      $ 51.13
       2           10.25%            $11,025.00              9.20%            $10,920.25      $ 53.43
       3           15.76%            $11,576.25             14.12%            $11,411.66      $ 55.83
       4           21.55%            $12,155.06             19.25%            $11,925.19      $ 58.34
       5           27.63%            $12,762.82             24.62%            $12,461.82      $ 60.97
       6           34.01%            $13,400.96             30.23%            $13,022.60      $ 63.71
       7           40.71%            $14,071.00             36.09%            $13,608.62      $ 66.58
       8           47.75%            $14,774.55             42.21%            $14,221.01      $ 69.57
       9           55.13%            $15,513.28             48.61%            $14,860.95      $ 72.70
      10           62.89%            $16,288.95             55.30%            $15,529.69      $ 75.98
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,529.69
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $628.23

NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND -- PRIMARY A SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.55%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.45%            $10,445.00      $ 56.22
       2           10.25%            $11,025.00              9.10%            $10,909.80      $ 58.73
       3           15.76%            $11,576.25             13.95%            $11,395.29      $ 61.34
       4           21.55%            $12,155.06             19.02%            $11,902.38      $ 64.07
       5           27.63%            $12,762.82             24.32%            $12,432.03      $ 66.92
       6           34.01%            $13,400.96             29.85%            $12,985.26      $ 69.90
       7           40.71%            $14,071.00             35.63%            $13,563.10      $ 73.01
       8           47.75%            $14,774.55             41.67%            $14,166.66      $ 76.26
       9           55.13%            $15,513.28             47.97%            $14,797.08      $ 79.65
      10           62.89%            $16,288.95             54.56%            $15,455.55      $ 83.19
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,455.55
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $689.28

NATIONS GOVERNMENT SECURITIES FUND -- PRIMARY A SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.70%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.30%            $10,430.00      $ 71.51
       2           10.25%            $11,025.00              8.78%            $10,878.49      $ 74.58
       3           15.76%            $11,576.25             13.46%            $11,346.27      $ 77.79
       4           21.55%            $12,155.06             18.34%            $11,834.15      $ 81.13
       5           27.63%            $12,762.82             23.43%            $12,343.02      $ 84.62
       6           34.01%            $13,400.96             28.74%            $12,873.77      $ 88.26
       7           40.71%            $14,071.00             34.27%            $13,427.35      $ 92.05
       8           47.75%            $14,774.55             40.05%            $14,004.72      $ 96.01
       9           55.13%            $15,513.28             46.07%            $14,606.92      $100.14
      10           62.89%            $16,288.95             52.35%            $15,235.02      $104.45
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,235.02
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $870.54

NATIONS STRATEGIC INCOME FUND -- PRIMARY A SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.76%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.24%            $10,424.00      $ 77.61
       2           10.25%            $11,025.00              8.66%            $10,865.98      $ 80.90
       3           15.76%            $11,576.25             13.27%            $11,326.70      $ 84.33
       4           21.55%            $12,155.06             18.07%            $11,806.95      $ 87.91
       5           27.63%            $12,762.82             23.08%            $12,307.56      $ 91.64
       6           34.01%            $13,400.96             28.29%            $12,829.40      $ 95.52
       7           40.71%            $14,071.00             33.73%            $13,373.37      $ 99.57
       8           47.75%            $14,774.55             39.40%            $13,940.40      $103.79
       9           55.13%            $15,513.28             45.31%            $14,531.47      $108.19
      10           62.89%            $16,288.95             51.48%            $15,147.61      $112.78
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,147.61
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $942.25

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